Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2024
Prospectus Date	rr_ProspectusDate	Aug. 28, 2024
Princeton Adaptive Premium Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ________ of this Prospectus and in Purchase, Redemption and Pricing of Shares on page______ of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the advisor’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to utilize two principal investment strategies: 1) a premium collection strategy involving sale or purchase of put options on the S&P 500 Index and 2) investing in fixed income securities. Under normal market conditions, the adviser intends to allocate between 30% to 100% of the Fund’s net assets to the premium collection strategy at any given time.

In pursuing its premium collection strategy, the Fund purchases and sells put options on the S&P 500 Index. A put option is a contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying security at a pre-determined price within a specified time frame. The Fund receives premiums for the put options it sells and pays premiums for the put options it purchases. The Fund will realize a gain from its premium collection strategy to the extent that the amount of premium received by the Fund for selling a particular put option is greater than the amount of premium paid by the Fund for purchasing an offsetting put option. The adviser utilizes quantitative models that allow it to determine what it believes is the probability of certain put options expiring worthless; the sale of a put option is typically done at a price that the adviser believes have a 99.5% or greater probability of the puts sold expiring worthless. These models utilize a formula to calculate probabilities by utilizing market data such as real and/or implied volatility as measured by the CBOE Volatility Index (“VIX”), time to expiration for the option contracts, and the current value of the S&P 500 Index to determine the probability an option will expire worthless. The trades for the Fund are put spreads because an offsetting position is taken for each option contract. Accordingly, the potential risk of the Fund’s put option positions is well defined. It is desirable that the underlying index remains in a relatively narrow trading range from the time the Fund opens the position until the options expire.

The adviser will seek to further mitigate risk and maximize Fund profits by continuing its proprietary quantitative analysis and monitoring the trade during the term of the contracts; and may close a trade early if it determines 1) the probability of the put or call option expiring worthless declines below a defined probability level (typically 85% or higher), 2) it determines it can close the trade for minimum cost, or 3) it can close the trade early and achieve the target profit objective for such trade.

The Fund also allocates a portion of its assets to a fixed income strategy. In pursuing its fixed income strategy, the Fund may invest in fixed income securities of any maturity. Such fixed income investments will be rated investment grade by Moody’s (Baa3 or better) or another rating agency at the time the investment is made. The adviser expects to primarily execute the Fund’s fixed income strategy by investing in U.S. Treasury bonds. The Fund may also invest in exchange traded funds (“ETFs”), money market funds or open-end mutual funds that primarily invest in investment grade fixed income securities.

The Fund is required to pledge collateral for the option trades and it will hold cash, treasury bills, money market instruments or other fixed-income securities as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The amount collected by the Fund when opening a trade represents the maximum profit (or premium) for the position.

The adviser considers a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in credit quality, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund. If a fixed income investment is downgraded after purchase the adviser may, but is not obligated to, dispose of such investment.

The Fund is “diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may also invest a substantial portion of its assets in U.S. Treasury bonds, high-quality short-term debt securities and money market instruments, to maintain liquidity for shareholder redemptions, or to respond to adverse conditions.

Distribution Policy: The Fund pays quarterly distributions on Fund shares at a target rate that represents an annualized payout of approximately 2.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks may apply to the Fund’s investments:

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Derivatives Risk: The Fund uses an options strategy. Options involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and certain options involve counterparty default risk.

●	Distribution Policy Risk: The Fund pays quarterly distributions on Fund shares at a target rate that represents an annualized payout of approximately 2.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each monthly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.

●	Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Hedging Risk: Because the Fund hedges certain investments, the Fund may not benefit from upswings in the market to the same extent it would if it utilized a different investment strategy. The Fund does not expect to participate fully in positive markets because its premium collection options strategy is not designed to track the market.

●	Leverage Risk: Using options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Liquidity Risk: Liquidity risk is the risk that you might not be able to buy or sell investments quickly for a price that is close to the true underlying value of the asset. When a bond is said to be liquid, there’s generally an active market of investors buying and selling that type of bond. Treasury bonds and larger issues by well known corporations are generally very liquid. But not all bonds are liquid; some trade very infrequently, which can present a problem if you try to sell before maturity—the fewer people that are interested in buying the bond you want to sell, the more likely it is you’ll have to sell for a lower price, possibly incurring a loss on your investment. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk can be greater for bonds that have lower credit ratings (or were recently downgraded), or bonds that were part of a small issue or sold by an infrequent issuer.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Management Risk: The advisor’s judgments about the long-term returns the Fund may generate through its principal investment strategies may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategies and potential performance of each may also prove incorrect and may not produce the desired results. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore, the Fund may not benefit from positive equity markets, or experience the same type of positive returns as some other funds in a positive equity market environment. The Fund may also experience losses in a negative equity market, and such losses may be amplified if the options strategy is not successful. The Fund’s principal investment strategies may not achieve their intended results and each strategy could negatively impact the Fund.

●	Market Volatility Risk: Overall equity, fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s premium collection options strategy, causing significant losses for the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

●	Non-Correlation Risk: Although the Fund will invest in options on the S&P 500 Index, the Fund is not designed to track the returns of such index. The Fund’s return may not match the return of the S&P 500 Index because it is not investing directly in the equity securities that comprise such index. Also, the Fund incurs operating expenses not applicable to the index, and incurs costs in buying and selling securities.

●	Options Risk: Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the Fund’s options strategy will be effective or that suitable transactions will be available. Volatility in the value of the Fund’s option positions could result in significant losses for the Fund. The Fund’s option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

●	Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. The market value of the ETF shares may differ from their net asset value. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Although returns for Class A shares are similar to the returns of Class I shares because the classes are invested in the same portfolio of securities and underlying funds, returns for Class A shares are different from Class I shares due to differences in fees, which are not presented in the bar chart. The performance table compares the performance of the shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.princetonadaptivepremiumfund.com or by calling 1-888-868-9501.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.princetonadaptivepremiumfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return for Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2023	1.61%
Worst Quarter:	1st Quarter 2023	1.21%
The Fund’s Class I year-to-date return as of June 30, 2024 was 2.81%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class I year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.21%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares are not shown and would differ from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class A shares are not shown and would differ from those of Class I shares. Returns for Class A shares include the maximum sales charge of 5.75%.

Princeton Adaptive Premium Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	24.35%	[1]
Princeton Adaptive Premium Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Princeton Adaptive Premium Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Derivatives Risk: The Fund uses an options strategy. Options involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and certain options involve counterparty default risk.

Princeton Adaptive Premium Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Distribution Policy Risk: The Fund pays quarterly distributions on Fund shares at a target rate that represents an annualized payout of approximately 2.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each monthly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.

Princeton Adaptive Premium Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Princeton Adaptive Premium Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Hedging Risk: Because the Fund hedges certain investments, the Fund may not benefit from upswings in the market to the same extent it would if it utilized a different investment strategy. The Fund does not expect to participate fully in positive markets because its premium collection options strategy is not designed to track the market.

Princeton Adaptive Premium Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Leverage Risk: Using options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Princeton Adaptive Premium Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Liquidity Risk: Liquidity risk is the risk that you might not be able to buy or sell investments quickly for a price that is close to the true underlying value of the asset. When a bond is said to be liquid, there’s generally an active market of investors buying and selling that type of bond. Treasury bonds and larger issues by well known corporations are generally very liquid. But not all bonds are liquid; some trade very infrequently, which can present a problem if you try to sell before maturity—the fewer people that are interested in buying the bond you want to sell, the more likely it is you’ll have to sell for a lower price, possibly incurring a loss on your investment. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk can be greater for bonds that have lower credit ratings (or were recently downgraded), or bonds that were part of a small issue or sold by an infrequent issuer.

Princeton Adaptive Premium Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Princeton Adaptive Premium Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Management Risk: The advisor’s judgments about the long-term returns the Fund may generate through its principal investment strategies may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategies and potential performance of each may also prove incorrect and may not produce the desired results. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore, the Fund may not benefit from positive equity markets, or experience the same type of positive returns as some other funds in a positive equity market environment. The Fund may also experience losses in a negative equity market, and such losses may be amplified if the options strategy is not successful. The Fund’s principal investment strategies may not achieve their intended results and each strategy could negatively impact the Fund.

Princeton Adaptive Premium Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market Volatility Risk: Overall equity, fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s premium collection options strategy, causing significant losses for the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

Princeton Adaptive Premium Fund | Non Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Non-Correlation Risk: Although the Fund will invest in options on the S&P 500 Index, the Fund is not designed to track the returns of such index. The Fund’s return may not match the return of the S&P 500 Index because it is not investing directly in the equity securities that comprise such index. Also, the Fund incurs operating expenses not applicable to the index, and incurs costs in buying and selling securities.

Princeton Adaptive Premium Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Options Risk: Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the Fund’s options strategy will be effective or that suitable transactions will be available. Volatility in the value of the Fund’s option positions could result in significant losses for the Fund. The Fund’s option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Princeton Adaptive Premium Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. The market value of the ETF shares may differ from their net asset value. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.

Princeton Adaptive Premium Fund | Princeton Adaptive Premium Fund Class A shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAPAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.16%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	12.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	13.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	15.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.10%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.94%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	855
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,260
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales charge	[5]
1 Year	rr_AverageAnnualReturnYear01	(1.49%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2022	[5]
Princeton Adaptive Premium Fund | Princeton Adaptive Premium Fund Class A shares | Return before taxes without sales charge
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Princeton Adaptive Premium Fund | Princeton Adaptive Premium Fund Class C shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.16%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	12.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	13.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	15.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.10%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,514
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,378
Princeton Adaptive Premium Fund | Princeton Adaptive Premium Fund Class I shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.16%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	12.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	13.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	14.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.10%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,156
Annual Return 2023	rr_AnnualReturn2023	5.83%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2022
Princeton Adaptive Premium Fund | Princeton Adaptive Premium Fund Class I shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Princeton Adaptive Premium Fund | Princeton Adaptive Premium Fund Class I shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%

[1]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, taxes and other expenses. Investors may not invest in the index directly.
[2]	Interest Expense reflects interest charged to the Fund in connection with its option transactions and certain margin/collateral requirements of the options counterparty. This expense does not reflect the interest received by the Fund for the Fund’s collateral pledged for such transactions.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2026 so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Princeton Fund Advisors, LLC.
[5]	Returns for Class A shares include the maximum sales charge of 5.75%.